Fees Summary	Apr. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,373.05
Total Offset Amount	0.00
Net Fee	2,373.05
Narrative - Max Aggregate Offering Price	$ 15,500,000
Final Prospectus	true